Other income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Other income

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Grant income	1,819	2,096	197
R&D expenditure credits	3,923	1,653	1,008
	5,742	3,749	1,205